Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2022	2021
Cash and bank balances	Ps. 5,828	Ps. 5,336
Cash equivalents (see Note 3.5)	34,449	41,912
Total	Ps. 40,277	Ps. 47,248